Stock-Based Compensation and Equity Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Options
Stock-Based Compensation and Equity Plans

8. Stock-Based Compensation and Equity Plans

2013 Stock Incentive Plan

        Prior to the completion of the IPO, the Company issued stock options under its 2008 Plan. Effective upon the closing of the IPO, the Company's board of directors and stockholders approved the 2013 Stock Incentive Plan (the 2013 Plan). The number of shares of common stock available for future grant under the 2013 Plan upon its approval was 1,146,600 shares plus (i) the number of shares subject to outstanding awards under the 2008 Plan that are subsequently forfeited or terminated for any reason before being exercised or settled and (ii) the number of shares subject to vesting restrictions under the 2008 Plan that are subsequently forfeited. In addition, the number of shares of common stock that may be issued under the 2013 Plan is subject to an automatic annual increase equal to the lesser of (x) four percent of the outstanding shares on the last day of the immediately preceding fiscal year or (y) if the Company's board acts prior to the first day of the fiscal year, such other amount that the board determines for purposes of the annual increase for that fiscal year.

        The 2013 Plan provides for the granting of incentive stock options within the meaning of Section 422 of the Internal Revenue Code to employees and the granting of nonstatutory stock options to employees, non-employee directors, advisors and consultants. The 2013 Plan also provides for the granting of restricted stock, stock appreciation rights, stock unit and cash-based awards to employees, non-employee directors, advisors and consultants. The Company has issued under the 2008 Plan and intends to continue to issue under the 2013 Plan both time-based and performance-based stock option and restricted stock awards. Time-based awards generally vest over a four-year period commencing on the first anniversary of the date of grant, while performance-based awards generally vest 25% upon achievement of a milestone event, with monthly time-based vesting over the subsequent 36 months. Milestone events are specific to the Company's corporate goals, including but not limited to the first dosing of patients in the Company's clinical trials. Awards generally expire ten years from the date of grant.

        The following table summarizes stock-based compensation expense for equity awards to employees and non-employees (in thousands):

	Nine months ended September 30,
	2012	2013
Included in research and development expense	$125	$791
Included in general and administrative expense	21	875

Total stock-based compensation expense	$146	$1,666

Employee Stock Purchase Plan

        Effective upon the closing of the IPO, the Company's board of directors and the stockholders approved the 2013 Employee Stock Purchase Plan (the ESPP). Upon implementation, the Company can issue up to 160,000 shares under the ESPP. The ESPP is subject to an automatic annual increase equal to the lesser of (i) one percent of the outstanding capital stock on each January 1 or (ii) an amount determined by the Company's board of directors.

4. Stock Options

2008 Equity Incentive Plan

        In May 2009, the Company adopted the 2008 Equity Incentive Plan, or the 2008 Plan, which provides for the issuance of restricted common stock as well as non-qualified and incentive common stock options to its employees, members of the board of directors, members of the scientific advisory board and consultants. In general, the options expire ten years from the date of grant and vest over a four-year period, with 25% exercisable at the end of one year from the date of grant and the balance vesting ratably thereafter. The total number of shares reserved for issuance under the 2008 Plan is 1,058,472 shares as of December 31, 2012. At December 31, 2012, the Company had 17,126 shares available for future grant under the 2008 Plan.

        The following table summarizes stock option activity (in thousands, except per share data):

	Time-based Awards		Performance-based Awards
	Number of options	Weighted- average exercise price	Number of Options	Weighted- average exercise price
Outstanding at December 31, 2011	261	$0.27	180	$0.25
Granted	144	$0.34	24	$0.34
Exercised	(351)	$0.30	(199)	$0.26

Outstanding at December 31, 2012	54	$0.30	5	$0.30

Vested or expected to vest at December 31, 2012(1)	347	$0.29	229	$0.22

Exercisable at December 31, 2012	54	$0.30	5	$0.30

(1)
A significant number of the Company's stock options have been early exercised and are no longer outstanding. As of December 31, 2012, vested or expected to vest included (i) options outstanding for 54 shares and 5 shares for time-based awards and performance-based awards, respectively and (ii) options which were early exercised for 293 shares and 224 shares for time-based awards and performance-based awards, respectively.

        The following table summarizes certain information regarding stock options as of December 31, 2011 (in thousands, except per share data):

	Time-based Awards	Performance-based Awards
Weighted-average grant date fair value per share for options granted during the year	$0.23	$0.23
Fair value of options vested during the year	23	16
Cash received from the exercise of options during the year	11	3
Early exercise liability as of year end	60	35

        The following table summarizes certain information regarding stock options as of December 31, 2012 (in thousands, except per share and yearly data):

	Time-based Awards	Performance-based Awards
Weighted-average grant date fair value per share for options granted during the year	$0.30	$0.30
Fair value of options vested during the year	821	251
Cash received from the exercise of options during the year	106	51
Unrecognized compensation cost	88	18
Weighted-average period over which unrecognized compensation cost is to be recognized (in years)	2.4	2.9
Intrinsic value of options outstanding	244	24
Intrinsic value of options exercisable	244	24
Intrinsic value of options exercised during the year	7	17
Early exercise liability as of year end	114	74

        The Company did not recognize any income tax benefits from stock option exercises as it continues to record a full valuation allowance on its deferred tax assets.

        The following table summarizes the weighted-average assumptions used in the Company's Black-Scholes calculations for time-based awards:

	Year ended December 31,
	2011	2012
Risk-free interest rate	2.2%	1.1%
Expected dividend yield	0.0%	0.0%
Expected volatility	87.7%	94.2%
Expected term (years)	6.1	6.0

        The following table summarizes the weighted-average assumptions used in the Company's Black-Scholes calculations for performance-based awards:

	Year ended December 31,
	2011	2012
Risk-free interest rate	2.6%	0.8%
Expected dividend yield	0.0%	0.0%
Expected volatility	85.6%	102.4%
Expected term (years)	6.6	4.8

        Risk-free interest rate.    The Company bases the risk-free interest rate assumption on observed interest rates appropriate for the expected term of the stock option grants.

        Expected dividend yield.    The Company bases the expected dividend yield assumption on the fact that it has never paid cash dividends and has no present intention to pay cash dividends.

        Expected volatility.    The expected volatility assumption is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the biotechnology industry.

        Expected term.    The expected term represents the period of time that options are expected to be outstanding. Because the Company does not have historical exercise behavior, it determines the expected life assumption using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period.

        Forfeitures.    The Company reduces stock-based compensation expense for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. To date forfeitures have been less than 1.0% of total grants.

Time-Based Awards Issued to Employees

        Stock options granted to employees for the purchase of common stock and certain issuances of common stock under restricted stock agreements generally vest 25% on the first year anniversary of the grant date and then ratably monthly thereafter. Expense is recognized using the straight-line method. As of December 31, 2012, (i) options to purchase 329,283 shares of common stock at a weighted-average exercise price of $0.29 remain unvested, and (ii) 185,864 shares of common stock subject to restricted stock agreements remain unvested.

Performance-based Awards

        The Company has granted stock options for the purchase of the Company's common stock which are subject to certain performance-based and time-based vesting conditions to certain employees and founders who are consultants. Generally, these awards vest 25% upon achievement of a milestone event and then ratably monthly thereafter. In certain instances, these awards vest 50% upon achievement of a milestone event and then ratably monthly thereafter. Milestone events are specific to the Company's corporate goals, including but not limited to the first dosing of patients in the Company's clinical trials, closing of financings for a specified amount and closing of strategic partnerships. As of December 31, 2012, options to purchase 238,734 shares of common stock at a weighted-average exercise price of $0.24 remain unvested. In addition, the Company has issued shares of common stock under restricted stock agreements to certain executives, which are subject to both performance-based and time-based vesting conditions. As of December 31, 2012, 148,506 shares remain unvested. For performance-based awards to employees (i) the fair value of the award is determined on the grant date, (ii) the Company assesses the probability of the individual milestones under the award being achieved and (iii) the fair value of the shares subject to the milestone is expensed over the implicit service period commencing once management believes the performance criteria is probable of being met.

        For performance-based awards to non-employees, no expense is recognized until such time as the milestone event is achieved. Upon achievement, the portion of the milestone subject to immediate vesting is expensed based upon the then fair value of the award. For the portion of the award further subject to time-based vesting restrictions, expense is recorded quarterly, at the then fair value, as the shares vest until such time as performance is complete.

Time-Based Awards issued to Non-employees

        Stock options granted to non-employee consultants and/or members of the scientific advisory board in the normal course of business for the purchase of common stock and certain issuances of common stock under restricted stock agreements are measured at fair value on a recurring basis. As of December 31, 2012, (i) options to purchase 6,858 shares of common stock at a weighted-average exercise price of $0.15 remain unvested, and (ii) 27,777 shares of common stock subject to restricted stock agreements remain unvested.

        In connection with all grants to non-employees, including those with performance-based conditions, the Company recognized expense of approximately $10,000 and $0.2 million during the years ended December 31, 2011 and 2012, respectively.

Stock Compensation Expense

        The following table summarizes the allocation of stock compensation expense for all awards granted (in thousands):

	Year ended December 31,
	2011	2012
Research and development	$33	$192
General and administrative	29	28

Total	$62	$220